UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05407

                                                                  Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                                                        Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Jay E. Johnson Callahan Financial Services, Inc. 1001 Connecticut Avenue NW, Suite 1001 Washington, DC 20036	Copies to: Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — November 30, 2017 (Unaudited)

Par Value		Value

CORPORATE BONDS - 1.86%

	Financials - 1.86%
$1,000,000	Citizens Bank NA, 2.250%, 10/30/20	$992,928
3,765,000	Capital One NA, 2.350%, 01/31/20	3,752,205
2,267,000	KeyBank NA, 2.350%, 03/08/19	2,275,116

	Total Corporate Bonds	7,020,249

	(Cost $7,047,904)

ASSET-BACKED SECURITIES - 0.23%

	Federal National Mortgage Association - 0.23%
76,261	Series 2001-W4, Class AV1 1–M LIBOR + 0.280%, 1.608%, 02/25/32 (a)	75,218
109,860	Series 2002-W2, Class AV1 1–M LIBOR + 0.260%, 1.588%, 06/25/32 (a)	106,431
685,995	Series 2002-T7, Class A1 1–M LIBOR + 0.220%, 1.549%, 07/25/32 (a)	687,922

		869,571

	Total Asset-Backed Securities	869,571

	(Cost $872,154)

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.61%

	Federal Home Loan Mortgage Corporation REMIC - 3.47%
3,055	Series 1009, Class D 1–M LIBOR + 0.600%, 1.850%, 10/15/20 (a)	3,061
10,984	Series 1066, Class P 1–M LIBOR + 0.900%, 2.150%, 04/15/21 (a)	11,059
14,627	Series 1222, Class P T10Y - 0.400%, 1.960%, 03/15/22 (a) (b)	14,598
37,018	Series 1250, Class J 7.000%, 05/15/22 (b)	38,734
13,965	Series 1448, Class F 1–M LIBOR + 1.400%, 2.650%, 12/15/22 (a) (c)	14,193
243,801	Series 3777, Class DA 3.500%, 10/15/24 (c)	246,147
1,553,650	Series 2977, Class M 5.000%, 05/15/25 (b)	1,642,615
2,570,675	Series 3346, Class FT 1–M LIBOR + 0.350%, 1.600%, 10/15/33 (a) (b)	2,577,623
88,616	Series 3033, Class CI 5.500%, 01/15/35 (b)	88,863
1,757,348	Series 3208, Class FH 1–M LIBOR + 0.400%, 1.650%, 08/15/36 (a)	1,767,757
156,355	Series 3231, Class FB 1–M LIBOR + 0.350%, 1.600%, 10/15/36 (a)	156,879

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$97,626	Series 3314, Class FC 1–M LIBOR + 0.400%, 1.650%, 12/15/36 (a)	$98,110
982,400	Series 4248, Class QF 1–M LIBOR + 0.500%, 1.750%, 06/15/39 (a)	991,573
687,290	Series 3545, Class FA 1–M LIBOR + 0.850%, 2.100%, 06/15/39 (a)	695,197
1,964,138	Series 4316, Class FY 1–M LIBOR + 0.400%, 1.650%, 11/15/39 (a) (c)	1,969,860
627,374	Series 3827, Class KF 1–M LIBOR + 0.370%, 1.620%, 03/15/41 (a)	629,688
93,331	Series 3868, Class FA 1–M LIBOR + 0.400%, 1.650%, 05/15/41 (a)	93,758
58,046	Series 4109, Class EC 2.000%, 12/15/41 (c)	50,709
2,014,716	Series 4606, Class FL 1–M LIBOR + 0.500%, 1.750%, 12/15/44 (a)	2,029,203

		13,119,627

	Federal National Mortgage Association REMIC - 10.18%
28,789	Series 1990-145, Class A 2.112%, 12/25/20 (a)	28,857
109,452	Series 1991-67, Class J 7.500%, 08/25/21 (b)	114,702
105,874	Series 1992-137, Class F 1–M LIBOR + 1.000%, 2.328%, 08/25/22 (a)	107,014
127,025	Series 1993-27, Class F 1–M LIBOR + 1.150%, 2.478%, 02/25/23 (a) (d)	128,697
66,755	Series 1998-21, Class F T1Y + 0.350%, 1.570%, 03/25/28 (a)	66,654
538,456	Series 2011-137, Class A 4.000%, 06/25/29 (c)	544,178
190,255	Series 2000-16, Class ZG 8.500%, 06/25/30 (c)	226,479
160,683	Series 2000-32, Class Z 7.500%, 10/18/30	179,854
255,986	Series 2006-45, Class TF 1–M LIBOR + 0.400%, 1.728%, 06/25/36 (a)	257,309
271,106	Series 2006-76, Class QF 1–M LIBOR + 0.400%, 1.728%, 08/25/36 (a) (b)	272,497
325,080	Series 2006-79, Class PF 1–M LIBOR + 0.400%, 1.728%, 08/25/36 (a) (b)	326,814
760,253	Series 2006-111, Class FA 1–M LIBOR + 0.380%, 1.708%, 11/25/36 (a)	761,923
318,614	Series 2007-75, Class VF 1–M LIBOR + 0.450%, 1.778%, 08/25/37 (a)	320,746

See accompanying notes to portfolio of investments. 1

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$646,942	Series 2007-85, Class FC 1–M LIBOR + 0.540%, 1.868%, 09/25/37 (a)	$652,506
338,187	Series 2007-86, Class FC 1–M LIBOR + 0.570%, 1.898%, 09/25/37 (a)	341,606
325,985	Series 2007-92, Class OF 1–M LIBOR + 0.570%, 1.898%, 09/25/37 (a)	329,382
420,974	Series 2007-99, Class FD 1–M LIBOR + 0.600%, 1.928%, 10/25/37 (a)	425,727
49,608	Series 2009-84, Class WF 1–M LIBOR + 1.100%, 2.428%, 10/25/39 (a)	50,457
1,805,246	Series 2014-19, Class FA 1–M LIBOR + 0.400%, 1.728%, 11/25/39 (a) (c)	1,810,366
2,009,484	Series 2014-19, Class FJ 1–M LIBOR + 0.400%, 1.728%, 11/25/39 (a) (c)	2,015,267
846,348	Series 2010-123, Class FL 1–M LIBOR + 0.430%, 1.758%, 11/25/40 (a)	850,280
3,498,493	Series 2011-110, Class FE 1–M LIBOR + 0.400%, 1.728%, 04/25/41 (a) (b)	3,511,425
424,201	Series 2011-63, Class FG 1–M LIBOR + 0.450%, 1.778%, 07/25/41 (a)	426,697
851,156	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	864,630
3,165,670	Series 2015-30, Class AB 3.000%, 05/25/45	3,209,256
6,532,299	Series 2016-62, Class FH 1–M LIBOR + 0.400%, 1.728%, 09/25/46 (a)	6,566,795
7,204,459	Series 2016-83, Class FK 1–M LIBOR + 0.500%, 1.828%, 11/25/46 (a)	7,193,566
4,728,785	Series 2017-39, Class FT 1–M LIBOR + 0.400%, 1.728%, 05/25/47 (a)	4,746,656
2,121,284	Series 2008-22, Class FD 1–M LIBOR + 0.840%, 2.168%, 04/25/48 (a)	2,158,508

		38,488,848

	Government National Mortgage Association - 2.45%
4,652,371	Series 2017-H09, Class FJ 1–M LIBOR + 0.500%, 1.733%, 03/20/67 (a)	4,647,039
4,607,274	Series 2017-H07, Class FC 1–M LIBOR + 0.520%, 1.753%, 03/20/67 (a)	4,605,430

		9,252,469

	National Credit Union Administration - 0.51%
294,168	Series 2011-R1, Class 1A 1–M LIBOR + 0.450%, 1.692%, 01/08/20 (a)	294,765

Par Value			Value

	National Credit Union Administration - (continued)
$1,104,630	Series 2011-R2, Class 1A 1–M LIBOR + 0.400%, 1.642%, 02/06/20 (a)	$	1,106,442
407,132	Series 2011-R3, Class 1A 1–M LIBOR + 0.400%, 1.644%, 03/11/20 (a)		407,816
139,313	Series 2010-A1, Class A 1–M LIBOR + 0.350%, 1.592%, 12/07/20 (a)		139,404

			1,948,427

	Total Collateralized Mortgage Obligations		62,809,371

	(Cost $62,721,745)

MORTGAGE-BACKED OBLIGATIONS - 17.63%

	Federal Home Loan Mortgage Corporation - 0.18%
856	H15T3Y + 2.125%, 3.125%, 11/01/18 (a)		854
102,531	H15T1Y + 2.136%, 6.880%, 11/01/19 (a)		104,682
16,031	6–M LIBOR + 1.156%, 2.558%, 11/01/22 (a)		16,159
55,301	6–M LIBOR + 1.232%, 2.681%, 11/01/22 (a)		55,726
14,288	6–M LIBOR + 2.227%, 3.726%, 10/01/24 (a)		14,773
9,895	H15T3Y + 2.176%, 3.136%, 10/01/25 (a)		9,987
356,197	H15T3Y + 2.553%, 3.854%, 08/01/28 (a)		367,534
20,988	H15T1Y + 1.618%, 2.668%, 07/01/29 (a)		21,415
101,871	H15T1Y + 2.008%, 3.167%, 05/01/31 (a)		105,955

			697,085

	Federal Home Loan Mortgage Corporation Gold - 5.70%
89,905	4.500%, 05/01/18		91,309
179,231	4.500%, 06/01/18		182,031
20,441	5.500%, 01/01/20		20,910
249,192	4.500%, 10/01/20		253,084
7,254	3.500%, 12/01/20		7,508
14,911	3.500%, 10/01/22		15,432
1,110	4.500%, 07/01/23		1,165
4,246,910	4.000%, 07/01/29		4,432,316
16,000,000	3.500%, 12/01/32 TBA (e)		16,550,626

			21,554,381

	Federal National Mortgage Association - 11.11%
1,891,164	2.800%, 03/01/18		1,894,826
6,125	H15BDI6M + 2.000%, 3.105%, 03/01/18 (a)		6,120
4,105,946	3.620%, 03/01/18		4,122,357
479	2.885%, 06/01/18 (a)		478
38,226	COF 11 + 1.250%, 2.745%, 10/01/18 (a)		38,207
1,955	H15T1Y + 1.750%, 2.764%, 05/01/19 (a)		1,955
42,526	COF 11 + 1.250%, 6.864%, 12/01/19 (a)		42,765

See accompanying notes to portfolio of investments 2

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$8,885	H15BIN6M + 1.750%, 2.777%, 01/01/20 (a)	$8,882
1,609	5.000%, 01/01/20	1,638
13,401	H15T1Y + 3.053%, 6.898%, 05/01/20 (a)	13,814
56,903	3.500%, 09/01/20	58,821
5,039	3.500%, 10/01/20	5,208
17,471	3.500%, 03/01/21	18,060
49,613	H15T1Y + 2.000%, 6.761%, 02/01/22 (a)	51,597
8,385,905	2.730%, 08/01/22	8,487,217
15,958	H15BDI6M + 2.425%, 5.925%, 10/01/25 (a)	16,948
18,799	H15T1Y + 2.027%, 3.740%, 02/01/27 (a)	18,905
256,959	5.000%, 03/01/27	270,963
36,956	COF 11 + 1.250%, 2.319%, 07/01/27 (a)	37,202
4,600	H15T1Y + 1.750%, 2.930%, 07/01/27 (a)	4,718
67,087	COF 11 + 1.500%, 4.670%, 01/01/29 (a)	71,506
18,552	COF 11 + 1.500%, 4.674%, 02/01/29 (a)	19,774
62,892	COF 11 + 1.791%, 2.516%, 08/01/29 (a)	63,721
4,229,507	4.000%, 03/01/31	4,430,707
74,324	H15T1Y + 2.255%, 3.380%, 07/01/32 (a)	78,301
51,162	12–M LIBOR + 1.755%, 3.505%, 07/01/32 (a)	53,765
9,567	6.000%, 08/01/32	10,715
205,233	H15T1Y + 2.625%, 3.513%, 09/01/32 (a)	217,965
16,000,000	3.000%, 12/01/32 TBA (e)	16,300,192
56,256	12–M LIBOR + 1.225%, 2.975%, 01/01/33 (a)	57,851
43,150	H15T1Y + 2.216%, 3.148%, 06/01/33 (a)	45,525
613,468	COF 11 + 1.250%, 4.613%, 08/01/33 (a)	653,874
2,758	6.000%, 11/01/33	3,130
420,035	H15T1Y + 2.081%, 2.838%, 04/01/34 (a)	441,699
447,697	COF 11 + 1.250%, 1.979%, 07/01/34 (a)	451,786
453,899	COF 11 + 1.250%, 1.979%, 08/01/34 (a)	458,063
62,965	6.000%, 09/01/34	71,413
3,075	6.000%, 10/01/34	3,474
397,901	12–M LIBOR + 1.775%, 3.515%, 07/01/37 (a)	418,218
102,831	6.500%, 11/01/37	110,627
33,450	6.000%, 06/01/38	38,084
51,575	6.000%, 09/01/38	58,759
15,884	6.000%, 11/01/38	18,006
5,132	6.000%, 10/01/39	5,834
2,409,571	12–M LIBOR + 1.751%, 2.439%, 05/01/42 (a)	2,469,028

Par Value		Value

	Federal National Mortgage Association - (continued)
$378,639	COF 11 + 1.250%, 1.979%, 08/01/44 (a)	$382,151

		42,034,849

	Government National Mortgage Association - 0.64%
23,555	7.000%, 04/15/26	25,387
153,685	H15T1Y + 2.000%, 3.125%, 04/20/34 (a)	160,705
910,532	H15T1Y + 1.500%, 2.625%, 06/20/34 (a)	935,582
687,152	H15T1Y + 1.500%, 2.750%, 08/20/34 (a)	706,091
80,137	H15T1Y + 1.500%, 2.625%, 05/20/42 (a)	82,107
63,326	H15T1Y + 1.500%, 2.625%, 06/20/42 (a)	64,862
314,343	H15T1Y + 1.500%, 2.750%, 07/20/42 (a)	322,310
32,882	H15T1Y + 1.500%, 2.250%, 10/20/42 (a)	33,780
71,683	H15T1Y + 1.500%, 2.250%, 12/20/42 (a)	73,669

		2,404,493

	Total Mortgage-Backed Obligations	66,690,808

	(Cost $66,729,039)

AGENCY DEBENTURES - 1.79%

	Federal Home Loan Bank - 0.86%
3,310,000	0.875%, 08/05/19	3,258,331

		3,258,331

	Other Agency Debentures - 0.93%
3,500,000	Sri Lanka Government Aid Bond 3–M LIBOR + 0.300%, 1.768%, 11/01/24 (a) (f)	3,500,000

		3,500,000

	Total Agency Debentures	6,758,331

	(Cost $6,806,424)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 28.32%
	FHLMC, Multifamily Aggregation Risk Transfer Trust
7,250,000	Series 2017-KT01, Class A, 1–M LIBOR + 0.320%, 1.558%, 02/25/20 (a) (c)	7,266,068
	FHLMC, Multifamily Structured Pass Through Certificates
5,500,000	Series K009, Class A2, 3.808%, 08/25/20 (c)	5,715,131
	FHLMC, Multifamily Structured Pass Through Certificates
9,048,285	Series K031, Class A1, 2.778%, 09/25/22 (c)	9,167,035
	FHLMC, Multifamily Structured Pass Through Certificates
2,146,752	Series K049, Class A1, 2.475%, 03/25/25 (c)	2,146,502
	FHLMC, Multifamily Structured Pass Through Certificates
1,649,446	Series K703, Class A2, 2.699%, 05/25/18 (c)	1,652,013

See accompanying notes to portfolio of investments 3

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

	FHLMC, Multifamily Structured Pass Through Certificates
$7,987,519	Series K705, Class A2, 2.303%, 09/25/18 (c)	$8,006,820
	FHLMC, Multifamily Structured Pass Through Certificates
4,887,308	Series K706, Class A2, 2.323%, 10/25/18 (c)	4,883,899
	FHLMC, Multifamily Structured Pass Through Certificates
5,000,000	Series K707, Class A2, 2.220%, 12/25/18 (c)	5,011,116
	FHLMC, Multifamily Structured Pass Through Certificates
1,000,625	Series K710, Class A2, 1.883%, 05/25/19 (c)	999,638
	FHLMC, Multifamily Structured Pass Through Certificates
2,031,552	Series K712, Class A2, 1.869%, 11/25/19 (c)	2,023,997
	FHLMC, Multifamily Structured Pass Through Certificates
1,500,000	Series K713, Class A2, 2.313%, 03/25/20 (c)	1,506,526
	FHLMC, Multifamily Structured Pass Through Certificates
1,000,000	Series KBF1, Class A, 1–M LIBOR + 0.390%, 1.633%, 07/25/24 (a) (c)	1,001,828
	FHLMC, Multifamily Structured Pass Through Certificates
495,789	Series KF02, Class A1, 1–M LIBOR + 0.380%, 1.623%, 07/25/20 (a) (c)	496,135
	FHLMC, Multifamily Structured Pass Through Certificates
929,619	Series KF03, Class A, 1–M LIBOR + 0.340%, 1.583%, 01/25/21 (a) (c)	927,300
	FHLMC, Multifamily Structured Pass Through Certificates
4,943,410	Series KF29, Class A, 1–M LIBOR + 0.360%, 1.603%, 02/25/24 (a) (c)	4,940,324
	FHLMC, Multifamily Structured Pass Through Certificates
4,999,229	Series KF30, Class A, 1–M LIBOR + 0.370%, 1.613%, 03/25/27 (a) (c)	4,996,097
	FHLMC, Multifamily Structured Pass Through Certificates
13,930,000	Series KF31, Class A, 1–M LIBOR + 0.370%, 1.613%, 04/25/24 (a) (c)	13,929,996
	FHLMC, Multifamily Structured Pass Through Certificates
3,349,194	Series KL1P, Class A1P, 2.544%, 10/25/25 (c) (f)	3,349,179
	FHLMC, Multifamily Structured Pass Through Certificates
7,028,191	Series KLH3, Class A, 1–M LIBOR + 0.700%, 1.943%, 11/25/22 (a) (c)	7,052,394
	FHLMC, Multifamily Structured Pass Through Certificates
7,372,803	Series KP02, Class A2, 2.355%, 04/25/21 (a) (c)	7,387,601
	FNMA
2,258,999	Series 2014-M10, Class ASQ2, 2.171%, 09/25/19 (a) (c)	2,262,014
	FNMA
7,693,277	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19 (c)	7,700,613

Par Value		Value

	FNMA
$4,679,875	Series 2017-M5, Class FA, 1–M LIBOR + 0.490%, 1.727%, 04/25/24 (a) (c)	$4,685,067

	Total U.S. Government-Backed Obligations	107,107,293

	(Cost $107,393,199)

REPURCHASE AGREEMENTS - 42.21%
26,650,000

Amherst Pierpont Securities, 1.16%, Dated 11/30/17, matures 12/01/2017, repurchase price $26,650,859 (collateralized by $44,206,497 par amount of GNMA, FNMA, Federal National Mortgage Backed Securities and a United States Treasury Bill with interest rates of 0.000% to 9.250% due 05/24/18 to 11/20/47, total market value $27,215,039)

		26,650,000
38,000,000

Amherst Pierpont Securities, 1.33%, Dated 11/22/17, matures 12/22/2017, repurchase price $38,042,117 (collateralized by $43,259,358 par amount of United States Treasury Notes, GNMA, FNMA and Federal National Mortgage Backed Securities of 0.000% to 8.125% due 12/28/17 to 05/15/58, total market value $39,005,504)

		38,000,000
25,000,000

Amherst Pierpont Securities, 1.30%, Dated 11/27/17, matures 12/18/2017, repurchase price $25,018,958 (collateralized by $25,165,528 par amount of GNMA, FNMA and a SBA of 1.678% to 4.002% due 10/25/42 to 11/16/47, total market value $25,687,662)

		25,000,000
32,000,000

Amherst Pierpont Securities, 1.29%, Dated 11/16/17, matures 12/18/2017, repurchase price $32,036,693 (collateralized by $33,579,505 par amount of United States Treasury Bills, GNMA, FNMA and Federal National Mortgage Backed Securities of 0.000% to 9.250% due 02/22/18 to 11/20/47, total market value $32,767,695)

		32,000,000
10,000,000

Amherst Pierpont Securities, 1.75%, Dated 11/28/17, matures 12/28/2017, repurchase price $10,014,583 (collateralized by $10,062,429 par amount of United States Treasury Notes, GNMA, FNMA and Federal National Mortgage Backed Securities of 0.000% to 7.500% due 04/26/18 to 11/20/47, total market value $10,247,034)

		10,000,000

See accompanying notes to portfolio of investments 4

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

$28,000,000

Amherst Pierpont Securities, 1.34%, Dated 10/25/17, matures 01/25/2018, repurchase price $28,095,884 (collateralized by $28,781,620 par amount of United States Treasury Bills, GNMA, FNMA and Federal National Mortgage Backed Securities of 0.000% to 6.586% due 02/15/18 to 11/20/47, total market value $28,755,541)

		$28,000,000

	Total Repurchase Agreements	159,650,000

	(Cost $159,650,000)

	Total Investments - 108.65%	410,905,623
	(Cost $411,220,465 (g))

	Net Other Assets and Liabilities - (8.65)%	(32,722,568)

	Net Assets - 100.00%	$378,183,055

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2017. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference rates and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Support collateral.
(e)	Represents or includes a TBA (To Be Announced) transaction.
(f)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2017, this security amounted to $3,500,000 or 0.93% of net assets. Investment categorized as a significant unobservable input (Level 3).
(g)	Cost for U.S. federal income tax purposes is $411,220,465. As of November 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $437,163 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $752,005. The net unrealized depreciation was $314,842.

Explanation of Abbreviations and Acronyms:

COF 11	Cost of Funds for the 11th District of San Francisco
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15BIN6M	US Treasury Bill 6 Month Auction Investment Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
T10Y	US Treasury Yield Curve Rate T-Note Constant Maturity 10 Year
1–M	One Month
3–M	Three Months
6–M	Six Months
12–M	Twelve Months

See accompanying notes to portfolio of investments 5

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — November 30, 2017 (Unaudited)

Par Value		Value

CORPORATE BONDS - 11.99%

	Financials - 11.99%
$5,000,000	Capital One Bank USA NA, 2.150%, 11/21/18	$5,006,255
4,000,000	Capital One NA, 2.950%, 07/23/21	4,026,131
10,000,000	Citibank NA, 2.000%, 03/20/19	9,990,900
1,000,000	Citizens Bank NA, 2.200%, 05/26/20	993,923
2,000,000	2.250%, 10/30/20	1,985,856
7,000,000	Fifth Third Bank, 2.875%, 10/01/21	7,082,032
11,250,000	Manufacturers & Traders Trust Co., 3–M LIBOR + 0.610%, 2.046%, 05/18/22 (a)	11,302,655
	PNC Bank NA
5,592,000	PNC Bank NA, 2.150%, 04/29/21	5,541,490
3,000,000	2.550%, 12/09/21	3,005,408

	Total Corporate Bonds	48,934,650

	(Cost $49,050,448)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.80%

	Federal Home Loan Mortgage Corporation REMIC - 4.64%
32,585	Series 1448, Class F 1–M LIBOR + 1.400%, 2.650%, 12/15/22 (a) (b)	33,117
350,673	Series 2868, Class AV 5.000%, 08/15/24 (b)	370,265
201,321	Series 3777, Class DA 3.500%, 10/15/24 (b)	203,258
185,903	Series 1980, Class Z 7.000%, 07/15/27 (b)	208,926
2,132,731	Series 3346, Class FT 1–M LIBOR + 0.350%, 1.600%, 10/15/33 (a) (c)	2,138,494
1,788,065	Series 3471, Class FB 1–M LIBOR + 1.000%, 2.250%, 08/15/35 (a)	1,828,259
2,646,609	Series 3208, Class FA 1–M LIBOR + 0.400%, 1.650%, 08/15/36 (a)	2,662,285
889,261	Series 3208, Class FH 1–M LIBOR + 0.400%, 1.650%, 08/15/36 (a)	894,528
554,658	Series 3367, Class YF 1–M LIBOR + 0.550%, 1.800%, 09/15/37 (a)	557,921
2,111,270	Series 3371, Class FA 1–M LIBOR + 0.600%, 1.850%, 09/15/37 (a)	2,134,675
917,351	Series 4248, Class QF 1–M LIBOR + 0.500%, 1.750%, 06/15/39 (a)	925,917
1,949,696	Series 4316, Class FY 1–M LIBOR + 0.400%, 1.650%, 11/15/39 (a) (b)	1,955,375

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$393,647	Series 3827, Class KF 1–M LIBOR + 0.370%, 1.620%, 03/15/41 (a)	$395,099
46,252	Series 4109, Class EC 2.000%, 12/15/41 (b)	40,406
1,734,228	Series 4272, Class FD 1–M LIBOR + 0.350%, 1.600%, 11/15/43 (a)	1,736,847
2,820,602	Series 4606, Class FL 1–M LIBOR + 0.500%, 1.750%, 12/15/44 (a)	2,840,885

		18,926,257

	Federal National Mortgage Association REMIC - 7.65%
82,266	Series 2009-70, Class TM 4.000%, 08/25/19	82,635
82,486	Series 2009-70, Class TN 4.000%, 08/25/19	82,856
3,103	Series G92-44, Class Z 8.000%, 07/25/22	3,386
370,505	Series 2006-45, Class TF 1–M LIBOR + 0.400%, 1.728%, 06/25/36 (a)	372,421
393,914	Series 2006-76, Class QF 1–M LIBOR + 0.400%, 1.728%, 08/25/36 (a) (c)	395,936
238,960	Series 2007-75, Class VF 1–M LIBOR + 0.450%, 1.778%, 08/25/37 (a)	240,560
1,779,272	Series 2014-19, Class FA 1–M LIBOR + 0.400%, 1.728%, 11/25/39 (a) (b)	1,784,317
1,996,176	Series 2014-19, Class FJ 1–M LIBOR + 0.400%, 1.728%, 11/25/39 (a) (b)	2,001,921
334,468	Series 2010-123, Class FL 1–M LIBOR + 0.430%, 1.758%, 11/25/40 (a) (c)	336,021
1,145,386	Series 2011-110, Class FE 1–M LIBOR + 0.400%, 1.728%, 04/25/41 (a) (c)	1,149,620
596,031	Series 2015-92, Class PA 2.500%, 12/25/41 (c)	590,062
682,707	Series 2012-38, Class JE 3.250%, 04/25/42 (c)	693,515
2,094,330	Series 2012-71, Class FL 1–M LIBOR + 0.500%, 1.828%, 07/25/42 (a)	2,110,520
7,291,869	Series 2016-62, Class FH 1–M LIBOR + 0.400%, 1.728%, 09/25/46 (a)	7,330,376
7,643,204	Series 2016-83, Class FK 1–M LIBOR + 0.500%, 1.828%, 11/25/46 (a)	7,631,649
4,728,785	Series 2017-39, Class FT 1–M LIBOR + 0.400%, 1.728%, 05/25/47 (a)	4,746,656

See accompanying notes to portfolio of investments. 6

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,646,774	Series 2008-22, Class FD 1–M LIBOR + 0.840%, 2.168%, 04/25/48 (a)	$1,675,671

		31,228,122

	Government National Mortgage Association - 2.27%
4,652,371	Series 2017-H09, Class FJ 1–M LIBOR + 0.500%, 1.733%, 03/20/67 (a)	4,647,039
4,607,274	Series 2017-H07, Class FC 1–M LIBOR + 0.520%, 1.753%, 03/20/67 (a)	4,605,430

		9,252,469

	National Credit Union Administration - 0.24%
535,578	Series 2011-R2, Class 1A 1–M LIBOR + 0.400%, 1.642%, 02/06/20 (a)	536,457
455,030	Series 2011-R3, Class 1A 1–M LIBOR + 0.400%, 1.644%, 03/11/20 (a)	455,795

		992,252

	Total Collateralized Mortgage Obligations	60,399,100

	(Cost $60,265,053)

MORTGAGE-BACKED OBLIGATIONS - 33.63%

	Federal Home Loan Mortgage Corporation - 0.53%
131,684	12–M LIBOR + 1.735%, 3.360%, 01/01/34 (a)	138,513
94,695	12–M LIBOR + 1.840%, 3.590%, 11/01/34 (a)	99,910
449,841	H15T1Y + 2.250%, 3.136%, 08/01/35 (a)	476,157
471,505	12–M LIBOR + 1.768%, 3.500%, 05/01/36 (a)	497,805
933,174	12–M LIBOR + 1.890%, 2.594%, 03/01/42 (a)	960,226

		2,172,611

	Federal Home Loan Mortgage Corporation Gold - 16.10%
3,868	5.500%, 03/01/18	3,875
138	5.500%, 04/01/18	139
73,880	4.500%, 05/01/18	75,033
3,039	6.500%, 05/01/18	3,048
148,631	4.500%, 06/01/18	150,952
600	6.000%, 10/01/18	672
273	6.000%, 11/01/18	306
86,397	5.500%, 02/01/19	87,940
21,643	5.500%, 01/01/20	22,140
395,411	5.000%, 04/01/20	406,386
206,379	4.500%, 10/01/20	209,602
6,004	3.500%, 12/01/20	6,214
12,342	3.500%, 10/01/22	12,773
3,875,570	3.500%, 05/01/30	4,029,064
9,360,971	2.000%, 12/01/31	9,130,465
10,000,000	3.500%, 12/01/32 TBA (d)	10,344,141
15,000,000	3.000%, 01/01/33 TBA (d)	15,264,247
142,272	5.000%, 08/01/35	154,443

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$17,427	5.000%, 12/01/35	$18,977
4,763,168	3.000%, 01/01/37	4,824,660
4,774,835	3.000%, 02/01/37	4,836,533
7,323,161	3.500%, 02/01/37	7,582,419
6,784,609	3.500%, 03/01/37	7,024,619
175,152	5.000%, 03/01/37	190,212
348,693	5.000%, 05/01/37	379,543
266,991	5.000%, 02/01/38	290,550
81,438	5.000%, 03/01/38	88,476
78,366	5.000%, 09/01/38	85,322
268,010	5.000%, 12/01/38	291,793
173,426	5.000%, 01/01/39	188,833

		65,703,377

	Federal National Mortgage Association - 16.84%
1,117,506	2.800%, 03/01/18	1,119,670
37,845	5.500%, 05/01/18	38,065
6,782	5.500%, 06/01/18	6,827
12,908	5.500%, 10/01/18	13,075
22,582	5.500%, 11/01/18	22,862
1,719	5.500%, 12/01/18	1,744
46,967	3.500%, 09/01/20	48,550
4,159	3.500%, 10/01/20	4,299
14,420	3.500%, 03/01/21	14,906
8,385,905	2.730%, 08/01/22	8,487,217
205,568	5.000%, 03/01/27	216,771
101,021	7.000%, 08/01/28	114,851
243,904	7.000%, 11/01/28	279,005
9,561,896	2.000%, 02/01/32	9,320,425
149,555	2.500%, 02/01/32	149,333
18,262	7.000%, 02/01/32	20,208
33,591	H15T1Y + 2.235%, 3.002%, 05/01/32 (a)	35,304
93,789	7.000%, 05/01/32	108,844
210,763	H15T1Y + 2.625%, 3.513%, 09/01/32 (a)	223,837
9,724	7.000%, 09/01/32	10,431
15,000,000	2.500%, 12/01/32 TBA (d)	14,967,188
15,000,000	3.500%, 12/01/32 TBA (d)	15,498,047
395,257	H15T1Y + 2.215%, 3.275%, 07/01/33 (a)	413,914
250,094	12–M LIBOR + 1.563%, 3.313%, 11/01/33 (a)	261,322
261,771	H15T1Y + 2.215%, 3.308%, 12/01/33 (a)	274,832
132,726	12–M LIBOR + 1.715%, 3.465%, 03/01/34 (a)	139,543
326,941	12–M LIBOR + 1.547%, 3.309%, 04/01/34 (a)	337,192
166,187	H15T1Y + 2.185%, 3.310%, 08/01/34 (a)	175,083
1,212	6.000%, 09/01/34	1,378
196,728	12–M LIBOR + 1.683%, 3.433%, 10/01/34 (a)	206,755
124,931	12–M LIBOR + 1.650%, 3.275%, 03/01/35 (a)	129,219
320,436	12–M LIBOR + 1.720%, 3.470%, 04/01/35 (a)	337,723
391,609	H15T1Y + 2.313%, 3.068%, 05/01/35 (a)	415,163

See accompanying notes to portfolio of investments. 7

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$334,506	12–M LIBOR + 1.427%, 3.154%, 05/01/35 (a)	$348,297
60,953	12–M LIBOR + 1.525%, 3.400%, 05/01/35 (a)	62,854
286,154	6–M LIBOR + 1.413%, 2.857%, 06/01/35 (a)	294,382
2,726,058	4.000%, 06/01/35	2,875,891
212,104	6–M LIBOR + 1.513%, 2.904%, 08/01/35 (a)	219,077
664,364	12–M LIBOR + 1.750%, 3.500%, 08/01/35 (a)	700,645
447,722	12–M LIBOR + 2.432%, 4.182%, 09/01/35 (a)	476,340
259,400	H15T1Y + 2.085%, 3.264%, 10/01/35 (a)	272,702
862,657	12–M LIBOR + 1.559%, 3.309%, 11/01/35 (a)	901,388
436,261	12–M LIBOR + 1.737%, 3.487%, 03/01/36 (a)	458,871
462,889	12MTA + 2.439%, 3.470%, 04/01/36 (a)	487,457
85,732	5.000%, 10/01/39	94,222
3,098,019	12–M LIBOR + 1.751%, 2.439%, 05/01/42 (a)	3,174,465
1,176,952	12–M LIBOR + 1.700%, 2.775%, 06/01/42 (a)	1,209,867
1,724,649	12–M LIBOR + 1.679%, 2.248%, 10/01/42 (a)	1,760,380
1,976,333	12–M LIBOR + 1.592%, 2.590%, 12/01/44 (a)	2,018,002

		68,748,423

	Government National Mortgage Association - 0.16%
88,253	H15T1Y + 1.500%, 2.625%, 05/20/42 (a)	90,421
72,061	H15T1Y + 1.500%, 2.625%, 06/20/42 (a)	73,808
348,143	H15T1Y + 1.500%, 2.750%, 07/20/42 (a)	356,967
37,417	H15T1Y + 1.500%, 2.250%, 10/20/42 (a)	38,440
80,187	H15T1Y + 1.500%, 2.250%, 12/20/42 (a)	82,410

		642,046

	Total Mortgage-Backed Obligations	137,266,457

	(Cost $137,482,367)

U.S. TREASURY OBLIGATIONS - 11.13%

	United States Treasury Notes & Bonds - 11.13%
6,810,000	1.000%, 03/15/18	6,803,903
8,950,000	1.250%, 11/15/18	8,913,990
9,500,000	1.250%, 12/31/18	9,453,613
15,730,000	1.250%, 01/31/19	15,645,820
4,700,000	0.875%, 06/15/19	4,637,027

	Total U.S. Treasury Obligations	45,454,353

	(Cost $45,735,401)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS - 21.30%
	FHLMC, Multifamily Structured Pass Thru Certificates
$12,856,737	Series K064, Class A1 2.891%, 10/25/26 (a) (b)	$13,025,358
1,455,393	Series K703, Class A2 2.699%, 05/25/18 (b)	1,457,659
2,468,014	Series K726, Class A1 2.596%, 07/25/49 (b)	2,482,806
5,000,000	Series K726, Class AM 2.985%, 07/25/49 (b)	5,078,742
993,277	Series K727, Class A1 2.632%, 10/25/23	1,000,762
10,000,000	Series K728, Class AM 3.133%, 08/25/24	10,234,180
913,863	Series KF03, Class A 1–M LIBOR + 0.340%, 1.583%, 01/25/21 (a) (b)	911,583
1,250,000	Series KF27, Class A 1–M LIBOR + 0.420%, 1.663%, 12/25/26 (a) (b)	1,250,386
4,943,410	Series KF29, Class A 1–M LIBOR + 0.360%, 1.732%, 02/25/24 (a) (b)	4,940,324
9,998,458	Series KF30, Class A 1–M LIBOR + 0.370%, 1.742%, 03/25/27 (a) (b)	9,992,193
9,923,351	Series KJ14, Class A1 2.197%, 11/25/23 (b)	9,800,909
3,349,194	Series KL1P, Class A1P 2.544%, 10/25/25 (b) (e)	3,349,179
7,028,191	Series KLH3, Class A 1–M LIBOR + 0.700%, 2.072%, 11/25/22 (a) (b)	7,052,394
8,128,988	Series KP02, Class A2 2.355%, 04/25/21 (a) (b)	8,145,303
	FHLMC, Multifamily Aggregation Risk Transfer Trust
5,635,000	Series 2017-KT01, Class A, 1–M LIBOR + 0.320%, 1.558%, 02/25/20 (a) (b)	5,647,489
	FNMA
2,596,481	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19 (b)	2,598,957

	Total U.S. Government-Backed Obligations	86,968,224

	(Cost $87,400,810)

REPURCHASE AGREEMENTS - 20.84%
30,050,000	Amherst Pierpont Securities, 1.16%, Dated 11/30/17, matures 12/01/2017, repurchase price $30,050,968 (collateralized by $126,022,240 par amount of SBA Securities with interest rates of 0.000% to 6.770% due 12/01/18 to 05/25/42, total market value $30,651,001)	30,050,000

See accompanying notes to portfolio of investments. 8

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2017 (Unaudited)

Par Value		Value

$55,000,000	Amherst Pierpont Securities, 1.29%, Dated 11/16/17, matures 12/18/2017, repurchase price $55,063,067 (collateralized by $89,980,702 par amount of GNMA, FHLMC, Federal National Mortgage Backed Securities and United States Treasury Bills with interest rates of 0.000% to 7.500% due 05/24/2018 to 01/16/2058, total market value $56,603,484)	$55,000,000

	Total Repurchase Agreements	85,050,000

	(Cost $85,050,000)

Shares		Value

REGISTERED INVESTMENT COMPANY - 0.06%
235,655	Dreyfus Government Cash Management Fund, 0.96% (e)	235,655

	Total Registered Investment Company	235,655

	(Cost $235,655)

	Total Investments - 113.75%	$464,308,439

	(Cost $465,219,734 (f))

	Net Other Assets and Liabilities - (13.75)%	(56,125,887)

	Net Assets - 100.00%	$408,182,552

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2017. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.
(b)	The security has Sequential collateral.
(c)	The security has PAC (Planned Amortization Class) collateral.
(d)	Represents or includes a TBA (To Be Announced) transaction.
(e)	Rate periodically changes. Rate disclosed is the daily yield on November 30, 2017.
(f)	Cost for U.S. federal income tax purposes is $465,219,734. As of November 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $735,731 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,647,026. The net unrealized depreciation was $911,295.

Explanation of Abbreviations and Acronyms:

12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
RFCSP	Resolution Funding Corporation Strip
SBA	Small Business Administration
1–M	One Month
3–M	Three Months
6–M	Six Months
12–M	Twelve Months

See accompanying notes to portfolio of investments. 9

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”), investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the three months ended November 30, 2017, there were no transfers in or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2017 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2017 is as follows:

	Ultra-Short Duration Government Portfolio

	Total Market Value at 11/30/2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds	$7,020,249	$—	$7,020,249	$—
Asset-Backed Securities	869,571	—	869,571
Collateralized Mortgage Obligations	62,809,371	—	62,809,371	—
Mortgage-Backed Obligations	66,690,808	—	66,690,808	—
Agency Debentures	6,758,331	—	3,258,331	3,500,000
U.S. Government-Backed Obligations	107,107,293	—	107,107,293	—
Repurchase Agreement	159,650,000	—	159,650,000	—

	$410,905,623	$—	$407,405,623	$3,500,000

	Short Duration Portfolio

	Total Market Value at 11/30/2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds	$48,934,650	$—	$48,934,650	$—
Collateralized Mortgage Obligations	60,399,100	—	60,399,100	—
Mortgage-Backed Obligations	137,266,457	—	137,266,457	—
U.S. Treasury Obligations	45,454,353	—	45,454,353	—
U.S. Government-Backed Obligations	86,968,224	—	86,968,224	—
Repurchase Agreements	85,050,000	—	85,050,000	—
Registered Investment Company	235,655	235,655	—	—

	$464,308,439	$235,655	$464,072,784	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2017:

Ultra-Short Duration Government Portfolio
Fair Value, as of August 30, 2017	$3,750,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(250,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of November 30, 2017	$3,500,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

11

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2017 (Unaudited)

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities, that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2017, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities totaling $32,850,818 and $56,073,623 respectively.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Trust for Credit Unions

By (Signature and Title)*   /s/ Jay E. Johnson

                                                 Jay E. Johnson, President & Treasurer

                                                 (principal executive officer and principal financial officer)

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jay E. Johnson

                                                 Jay E. Johnson, President & Treasurer

                                                 (principal executive officer and principal financial officer)

Date January 23, 2018

* Print the name and title of each signing officer under his or her signature.